Commitments and contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Commitments and contingencies
The Company recognizes and discloses commitments when it enters into executed contractual obligations with other parties. The Company accrues contingent liabilities when it is probable that future expenditures will be made and such expenditures can be reasonably estimated.
See Note 5 for commitments related to our renovation and construction costs.
There have been no other material changes to the commitments and contingencies disclosed in our Annual Report on Form 10‑K as of and for the year ended December 31, 2018.

Commitments and contingencies
The Company recognizes and discloses commitments when it enters into executed contractual obligations with other parties. The Company accrues contingent liabilities when it is probable that future expenditures will be made and such expenditures can be reasonably estimated.
Lease commitments
In July 2017, the Company extended the lease for its office space in Maynard, Massachusetts. The new lease for 3,558 square feet of office space has a term of five years and seven months, ending March 2023. Lease payments over the term total $332,824.
In 2017, the Company assumed a lease for well water rights as part of its purchase of certain assets of Bell Aquaculture. The lease has a thirty years term with auto-renewal for an additional twenty years. Semi-annual payments total $7,320 with annual increases of 3% over the term.
In May 2018, the Company extended its lease for its Panama farm site. The lease has a term of twelve months, ending in April 2019.
In addition, the Company leases office space in Brazil on a month-to-month basis.
Total rent expense in 2018 was $238,131 (2017: $214,634; 2016: $202,788). Future minimum commitments under the Company’s operating leases are $338,414 with $122,858 in 2019 and $64,637 in 2020.
The following table summarizes our significant contractual obligations and commercial commitments at December 31, 2018, and the effects such obligations are expected to have on our liquidity and cash flows in future periods (in thousands):

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Maynard office lease	$278	$63	$131	$84	$—
Panama site lease	60	60	—	—	—
Indiana auto lease	11	5	6	—	—
Indiana well lease	717	15	32	33	637
Total	$1,066	$143	$169	$117	$637

Employment agreements
The Company has employment agreements with certain of its officers. The agreements provide for base pay and benefits, as defined. Under certain circumstances of termination, the Company must make severance payments.